FAIR VALUE- Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
FAIR VALUE
Balance at the beginning	$ 134,350	$ 369,449
Purchases	6,845	13,616
Disposal	(8,710)	(2,219)
Changes in fair value	$ (16,752)	$ (41,698)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other than Temporary Impairment Losses, Investments	Other than Temporary Impairment Losses, Investments
Impairment loss	$ (6,495)	$ (204,807)
Foreign exchange difference	(3,504)	9
Transfer in due to reclassification	941
Balance at the end	$ 106,675	$ 134,350